Condensed Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Cash	$ 1,122,452	$ 1,287,986	$ 2,844,602
Prepaid expenses	277,904	284,405	329,567
Total current assets	1,400,356	1,572,391	3,174,169
Investments held in Trust Account	297,519,738	294,395,846	290,375,895
Non-current prepaid expenses			284,405
Total Assets	298,920,094	295,968,237	293,834,469
Current liabilities:
Accounts payable	379,091	267,297	1,148,088
Accrued expenses	1,724,366	660,491	410,377
Income tax payable	1,227,106	802,367
Franchise tax payable	122,289	72,289	152,195
Total current liabilities	3,452,852	1,802,444	1,710,660
Deferred underwriting commissions	10,062,500	10,062,500	10,062,500
Total Liabilities	13,515,352	11,864,944	11,773,160
Commitments and Contingencies
Class A common stock shares subject to possible redemption	295,942,581	293,293,429	290,375,000
Stockholders’ Deficit:
Preferred stock, value
Class A common stock
Class B common stock	719	719	719
Additional paid-in capital
Accumulated deficit	(10,538,558)	(9,190,855)	(8,314,410)
Total stockholders’ deficit	(10,537,839)	(9,190,136)	(8,313,691)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders’ Deficit	$ 298,920,094	$ 295,968,237	$ 293,834,469